Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible asset balances by major asset class
Gross Carrying Amount	$ 22,218	$ 19,247
Accumulated Amortization	(10,827)	(8,587)
Net Carrying Amount	11,391	10,660
Amount of foreign currency translation increase (decrease)	182	(126)
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,388	1,282
Accumulated Amortization	(424)	(492)
Net Carrying Amount	964	790
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	11,261	9,704
Accumulated Amortization	(5,602)	(4,387)
Net Carrying Amount	5,659	5,317
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	7,399	6,297
Accumulated Amortization	(4,096)	(3,164)
Net Carrying Amount	3,304	3,132
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	2,030	1,826
Accumulated Amortization	(665)	(519)
Net Carrying Amount	1,365	1,307
Other
Intangible asset balances by major asset class
Gross Carrying Amount	139	138
Accumulated Amortization	(40)	(24)
Net Carrying Amount	$ 99	$ 114